Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of June 30, 2025 and December 31, 2024:

	June 30, 2025						December 31, 2024
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC (c) Notes		$30,650,000	$—	$30,650,000	4.01%	2025-2041	$29,950,000
Revolving credit facilities (d)		9,450,000	9,425,000	25,000	5.83%	2027-2028	25,000
Other unsecured debt		5,225,500	145,000	5,080,500	5.50%	2027-2032	4,775,000
TOTAL UNSECURED		$45,325,500	$9,570,000	$35,755,500			$34,750,000
Secured
Export credit facilities (e)	37	909,151	—	909,151	3.02%	2026-2036	974,269
Institutional secured term loans & secured portfolio loans (f)	200	6,293,813	101,451	6,192,362	5.33%	2025-2034	6,238,520
AerFunding Revolving Credit Facility	26	2,250,000	1,282,235	967,765	6.01%	2029	1,010,699
Other secured debt (g)	10	586,592	305,060	281,532	5.61%	2026-2041	313,651
Fair value adjustment		—	—	118			356
TOTAL SECURED		$10,039,556	$1,688,746	$8,350,928			$8,537,495
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	6.66%	2055-2065	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(242,936)			(242,984)
	273	$57,615,056	$11,258,746	$46,113,492			$45,294,511

(a)The weighted average interest rate for our floating rate debt of $11.4 billion is calculated based on the applicable U.S. dollar SOFR rate, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $1.1 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the 200 aircraft, 13 engines are pledged as collateral.
(g)In addition to the ten aircraft, 74 engines are pledged as collateral.